Financial statements preparation (Tables)	6 Months Ended
Mar. 31, 2020
Financial statements preparation
Summary of Libor exposures in hedging relationships

The table below summarises the exposures Westpac currently has in hedging relationships maturing after 31 December 2021 which will be impacted by the IBOR reform and the quantum of those risks. The extent of the risk exposure also reflects the notional amounts of related hedging instruments.

Notional hedged exposure
Benchmark	(A$bn)

US LIBOR	53
GBP LIBOR	2
CHF LIBOR	2
JPY LIBOR	2